INTANGIBLE ASSETS - Summary of the movement in the net book value of intangible assets (Details) - USD ($) $ in Millions		12 Months Ended
	Jul. 19, 2021	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period		$ 4,152	$ 5,688
Additions		710	267
Disposals		(52)	(6)
Amortization charge for the year		(308)	(343)
Reclassification as held for sale		1,150
Impairment		(5)	(731)
Transfer		(1)	0
Translation adjustment		(102)	(723)
Balance at end of the period		3,244	4,152
Acquired intangible assets, not yet paid		171	56
Additions		710	267
Telecommunication licenses, frequencies & permissions
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period		921	1,100
Additions		482	53
Disposals		(1)	0
Amortization charge for the year		(162)	(139)
Reclassification as held for sale		34
Impairment		(4)	(5)
Transfer		40	0
Translation adjustment		(40)	(88)
Balance at end of the period		1,202	921
Additions		482	53
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period		301	316
Additions		184	188
Disposals		(1)	(6)
Amortization charge for the year		(135)	(159)
Reclassification as held for sale		9
Impairment		(1)	(3)
Transfer		11	6
Translation adjustment		0	(41)
Balance at end of the period		350	301
Additions		184	188
Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period		117	149
Additions		0	3
Disposals		0	0
Amortization charge for the year		8	(23)
Reclassification as held for sale		73
Impairment		0	0
Transfer		(39)	0
Translation adjustment		1	(12)
Balance at end of the period		14	117
Additions		0	3
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period		116	142
Additions		1	5
Disposals		0	0
Amortization charge for the year		(15)	(15)
Reclassification as held for sale		0
Impairment		0	0
Transfer		0	0
Translation adjustment		(2)	(16)
Balance at end of the period		100	116
Additions		1	5
Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period		15	22
Additions		29	5
Disposals		1	0
Amortization charge for the year		(4)	(7)
Reclassification as held for sale		0
Impairment		0	0
Transfer		(6)	(6)
Translation adjustment		1	1
Balance at end of the period		36	15
Additions		29	5
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the period		2,682	3,959
Additions		14	13
Disposals		(51)	0
Amortization charge for the year		0	0
Reclassification as held for sale		1,034
Impairment		0	(723)
Transfer		(7)	0
Translation adjustment		(62)	(567)
Balance at end of the period		1,542	2,682
Additions		14	$ 13
Licences
Reconciliation of changes in intangible assets and goodwill [abstract]
Additions	$ 384	384
Additions	$ 384	384
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		8,037
Cost | Telecommunication licenses, frequencies & permissions
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		2,455
Cost | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		1,014
Cost | Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		240
Cost | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		687
Cost | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		102
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		3,539
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		(4,793)
Accumulated depreciation and impairment | Telecommunication licenses, frequencies & permissions
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		(1,253)
Accumulated depreciation and impairment | Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		(664)
Accumulated depreciation and impairment | Brands and trademarks
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		(226)
Accumulated depreciation and impairment | Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		(587)
Accumulated depreciation and impairment | Other intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		(66)
Accumulated depreciation and impairment | Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at end of the period		$ (1,997)